PORTFOLIO OF INVESTMENTS
VY® Invesco Oppenheimer Global Portfolio	as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Brazil: 0.5%
220,850	(1),(2)	StoneCo Ltd.	$7,681,163	0.5

		China: 1.5%
739,695	(2)	JD.com, Inc. ADR	20,866,796	1.5

		France: 7.0%
61,950		Kering SA	31,568,892	2.3
141,738		LVMH Moet Hennessy Louis Vuitton SE	56,236,144	4.0
369,290		Societe Generale	10,115,668	0.7
			97,920,704	7.0

		Germany: 5.8%
123,030		Allianz SE	28,638,036	2.0
153,584		Bayer AG	10,820,504	0.8
327,572		SAP SE	38,546,639	2.8
27,379		Siemens AG	2,930,799	0.2
			80,935,978	5.8

		India: 3.7%
12,243,558		DLF Ltd.	26,918,668	1.9
1,986,682	(1)	ICICI Bank Ltd. ADR	24,197,787	1.8
			51,116,455	3.7

		Italy: 0.2%
104,433		Brunello Cucinelli SpA	3,252,783	0.2

		Japan: 13.8%
385,900		Capcom Co., Ltd.	10,270,959	0.7
80,900		Fanuc Ltd.	15,291,998	1.1
44,302		Keyence Corp.	27,576,050	2.0
324,100		Minebea Mitsumi, Inc.	5,173,794	0.4
585,000		Murata Manufacturing Co., Ltd.	28,353,507	2.0
258,000		Nidec Corp.	34,938,748	2.5
38,700		Nintendo Co., Ltd.	14,415,610	1.0
303,400		Omron Corp.	16,718,888	1.2
353,841		Takeda Pharmaceutical Co., Ltd.	12,142,296	0.9
315,700		TDK Corp.	28,538,356	2.0
			193,420,206	13.8

		Netherlands: 4.0%
426,403		Airbus SE	55,359,464	4.0

		Spain: 1.7%
750,211		Industria de Diseno Textil SA	23,217,299	1.7

		Sweden: 2.3%
864,725		Assa Abloy AB	19,223,845	1.4
420,598		Atlas Copco AB - A Shares	12,951,535	0.9
			32,175,380	2.3

		Switzerland: 1.8%
1,157,908		Credit Suisse Group AG	14,164,823	1.0
907,861		UBS Group AG	10,308,254	0.8
			24,473,077	1.8

		United Kingdom: 4.8%
423,220	(1),(2)	Farfetch Ltd. - Class A	3,656,621	0.2
459,677	(1)	International Game Technology PLC	6,532,010	0.5
1,154,386		Prudential PLC	20,918,790	1.5
155,966		TechnipFMC PLC	3,727,689	0.3
548,407		Unilever PLC	32,960,168	2.3
			67,795,278	4.8

		United States: 51.8%
59,594		3M Co.	9,797,254	0.7
264,910	(1),(2)	Acadia Pharmaceuticals, Inc.	9,534,111	0.7
165,563	(2)	Adobe, Inc.	45,736,779	3.3
250,800		Agilent Technologies, Inc.	19,218,804	1.4
83,080	(2)	Alphabet, Inc. - Class A	101,452,311	7.2
7,191	(2)	Amazon.com, Inc.	12,482,929	0.9
24,367	(2)	AnaptysBio, Inc.	852,601	0.1
140,480		Anthem, Inc.	33,729,248	2.4
59,360	(1),(2)	Bluebird Bio, Inc.	5,450,435	0.4
109,530	(2)	Blueprint Medicines Corp.	8,047,169	0.6
233,220	(2)	Centene Corp.	10,089,097	0.7
504,660		Citigroup, Inc.	34,861,913	2.5
402,100		Colgate-Palmolive Co.	29,558,371	2.1
106,844	(2)	Electronic Arts, Inc.	10,451,480	0.7
132,540	(1)	Equifax, Inc.	18,644,402	1.3
258,520	(2)	Facebook, Inc. - Class A	46,037,242	3.3
345,610	(1),(2)	GlycoMimetics, Inc.	1,489,579	0.1
46,612		Goldman Sachs Group, Inc.	9,659,405	0.7
126,130	(2)	Incyte Corp., Ltd.	9,362,630	0.7
187,070		Intuit, Inc.	49,749,396	3.5
168,050	(1),(2)	Ionis Pharmaceuticals, Inc.	10,067,875	0.7
324,440	(2)	MacroGenics, Inc.	4,139,854	0.3
570,100		Maxim Integrated Products	33,014,491	2.4
77,409		Microsoft Corp.	10,762,173	0.8
59,519	(1),(2)	Mirati Therapeutics, Inc.	4,637,125	0.3
319,252	(2)	PayPal Holdings, Inc.	33,071,315	2.4
158,540	(1),(2)	Ra Pharmaceuticals, Inc.	3,749,471	0.3
313,660	(2)	resTORbio, Inc.	2,772,754	0.2
205,270		S&P Global, Inc.	50,287,045	3.6
94,026	(1),(2)	Sage Therapeutics, Inc.	13,190,907	0.9
70,797	(1),(2)	Sarepta Therapeutics, Inc.	5,332,430	0.4
185,130	(1)	Tiffany & Co.	17,148,592	1.2
140,302	(1),(2)	Uniqure B.V.	5,522,287	0.4
170,630		United Parcel Service, Inc. - Class B	20,444,887	1.5
177,070	(2)	Veracyte, Inc.	4,249,680	0.3
195,520		Walt Disney Co.	25,480,166	1.8
104,910		Zimmer Biomet Holdings, Inc.	14,400,996	1.0
			724,477,204	51.8

	Total Common Stock
	(Cost $765,795,510)		1,382,691,787	98.9

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.6%
		Germany: 0.6%
148,074	Bayerische Motoren Werke AG	$8,225,919	0.6

	India: 0.0%
2,598,630	(2) Zee Entertainment Enterprises Ltd.	192,508	0.0

	Total Preferred Stock
	(Cost $8,555,650)	8,418,427	0.6

	Total Long-Term Investments
	(Cost $774,351,160)	1,391,110,214	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
		Commercial Paper: 0.1%
775,000	(3)	BNP Paribas, 2.110%, 12/12/2019	771,809	0.0
825,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 2.110%, 12/04/2019	821,906	0.1
			1,593,715	0.1

		Floating Rate Notes: 1.2%
575,000	(3)	Commonwealth Bank of Australia, 2.210%, 03/16/2020	574,958	0.0
800,000	(3)	Credit Suisse Group AG, 2.190%, 10/10/2019	800,005	0.1
900,000	(3)	DNB ASA, 2.140%, 12/06/2019	899,935	0.1
700,000	(3)	DNB ASA, 2.150%, 10/10/2019	699,996	0.0
1,100,000	(3)	Lloyds Bank PLC, 2.220%, 11/01/2019	1,100,004	0.1
800,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.220%, 01/16/2020	800,012	0.1
658,000	(3)	Mizuho Financial Group Inc., 2.160%, 10/15/2019	657,999	0.0
800,000	(3)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	800,003	0.1
350,000	(3)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	350,001	0.0
800,000	(3)	National Bank Of Canada, 2.150%, 10/10/2019	799,996	0.1
950,000	(3)	Oversea-Chinese Banking Corp., Ltd., 2.130%, 10/15/2019	949,986	0.1
900,000	(3)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	899,987	0.1
600,000	(3)	Royal Bank Of Canada, 2.150%, 10/11/2019	599,995	0.0
1,100,000	(3)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	1,100,004	0.1
600,000	(3)	The Sumitomo Mitsui Financial Group, 2.170%, 10/10/2019	600,000	0.0
931,000	(3)	Svenska Handelsbanken AB, 2.140%, 10/08/2019	930,994	0.1
800,000	(3)	Toronto-Dominion Bank, 2.140%, 10/09/2019	799,994	0.0
1,050,000	(3)	Toronto-Dominion Bank, 2.140%, 12/10/2019	1,049,946	0.1
600,000	(3)	U.S. Bancorp, 2.120%, 11/25/2019	599,957	0.0
1,128,000	(3)	Wells Fargo & Co., 2.180%, 12/03/2019	1,127,940	0.1
			16,141,712	1.2

		Repurchase Agreements: 4.9%
1,578,005	(3)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $1,578,104, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $1,609,565, due 10/10/19-05/15/45)	1,578,005	0.1
20,156,571	(3)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $20,157,880, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $20,561,056, due 09/01/24-08/01/49)	20,156,571	1.4
20,156,571	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $20,157,896, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $20,559,703, due 10/25/19-07/15/61)	20,156,571	1.5

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
20,156,571	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $20,157,880, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $20,559,702, due 10/15/19-09/01/49)	$20,156,571	1.4
6,788,720	(3) State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $6,789,189, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,924,513, due 04/15/21-09/09/49)	6,788,720	0.5
		68,836,438	4.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
5,767,674	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $5,767,674)	5,767,674	0.4

	Total Short-Term Investments
	(Cost $92,339,539)	92,339,539	6.6

	Total Investments in Securities (Cost $866,690,699)	$1,483,449,753	106.1
	Liabilities in Excess of Other Assets	(84,675,475)	(6.1)
	Net Assets	$1,398,774,278	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Percentage
Sector Diversification	of Net Assets
Information Technology	22.9%
Communication Services	14.9
Financials	14.5
Industrials	13.9
Health Care	13.5
Consumer Discretionary	13.1
Consumer Staples	4.5
Real Estate	1.9
Energy	0.3
Short-Term Investments	6.6
Liabilities in Excess of Other Assets	(6.1)
Net Assets	100.0%

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Brazil	$7,681,163	$–	$–	$7,681,163
China	20,866,796	–	–	20,866,796
France	–	97,920,704	–	97,920,704
Germany	–	80,935,978	–	80,935,978
India	24,197,787	26,918,668	–	51,116,455
Italy	–	3,252,783	–	3,252,783
Japan	–	193,420,206	–	193,420,206
Netherlands	–	55,359,464	–	55,359,464
Spain	–	23,217,299	–	23,217,299
Sweden	–	32,175,380	–	32,175,380
Switzerland	–	24,473,077	–	24,473,077
United Kingdom	10,188,631	57,606,647	–	67,795,278
United States	724,477,204	–	–	724,477,204
Total Common Stock	787,411,581	595,280,206	–	1,382,691,787
Preferred Stock	192,508	8,225,919	–	8,418,427
Short-Term Investments	5,767,674	86,571,865	–	92,339,539
Total Investments, at fair value	$793,371,763	$690,077,990	$–	$1,483,449,753

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $876,926,292.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$649,947,278
Gross Unrealized Depreciation	(43,510,275)
Net Unrealized Appreciation	$606,437,003